Insurance revenue (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of analysis of insurance revenue [abstract]
Insurance revenue

	Half-year to 30 Jun 2023 £m	Half-year to 30 Jun 2022 £m	Half-year to 31 Dec 2022 £m

Life
Amounts relating to the changes in liabilities for remaining coverage:
CSM recognised for services provided	160	100	145
Change in risk adjustments for non-financial risk for risk expired	30	54	49
Expected incurred claims and other insurance services expenses	955	877	819
Charges (credits) to funds in respect of policyholder tax and other	20	(162)	(66)
Recovery of insurance acquisition cash flows	40	38	48
Total life	1,205	907	995

Non-life
Total non-life	245	294	265
Total insurance revenue	1,450	1,201	1,260